Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
Net income and share data used in the basic and diluted earnings per share computations using the two-class method follows:

	Three Months Ended March 31,
(in millions except per share amounts)	2021	2020
Income from continuing operations	$49.1	$64.8
Less: dividends declared	(28.5)	(28.3)
Undistributed earnings	20.6	36.5
Percent allocated to common shareholders (1)	99.7%	99.7%
	20.5	36.4
Add: dividends declared on common shares, restricted share units and vested and deferred restricted and performance shares	28.4	28.2
Income from continuing operations attributable to common shareholders	$48.9	$64.6

Shares:
Basic weighted-average shares outstanding	53.0	55.8
Effect of dilutive securities:
Performance awards	0.1	0.2
Stock options	0.5	0.5
Diluted weighted-average shares outstanding	53.6	56.5

Per share income from continuing operations attributable to common shares:
Basic	$0.92	$1.15
Diluted	$0.91	$1.14

(1) Basic weighted-average shares outstanding	53.0	55.8
Basic weighted-average shares outstanding and unvested restricted shares expected to vest	53.2	56.0
Percent allocated to common shareholders	99.7%	99.7%

Schedule of antidilutive securities excluded from computation of earnings per share

	Three Months Ended March 31,
(in millions)	2021	2020
Income (loss) from discontinued operations attributable to common shareholders for basic and diluted earnings per share	$3.1	$(3.0)
Net income attributable to common shareholders for basic and diluted earnings per share	52.0	61.6
Anti-dilutive stock options excluded from earnings per share calculation(1)	0.6	0.2
(1)Represents stock options excluded from the calculation of diluted earnings per share, as such options’ assumed proceeds upon exercise would result in the repurchase of more shares than the underlying award.